PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment, Net

	As of December 31,
	2024	2025
	RMB	RMB
Building (i)	53,049,213	53,049,213
Computer equipment	3,687,643	3,087,640
Furniture, fixtures and office equipment	3,933,670	3,948,444
Motor vehicles	1,667,222	1,265,707
Leasehold improvements	12,428,593	12,428,593
	74,766,341	73,779,597
Less: accumulated depreciation and amortization	(36,097,058)	(41,639,915)
Property and equipment, net	38,669,283	32,139,682
(i)

In September 2025, Beijing Miusi Education Consultation Co., Ltd. (Beijing Miusi), a wholly-owned subsidiary of Huanqiuyimeng entered into a three-year Commercial Loan Facility with Huaxia Bank Co., Ltd. Beijing Shilipu Sub-branch to borrow up to RMB 22,000,000 which is pledged by the real estate property owned by ATA Education, see Note 10 for details.

Schedule of Allocation of Depreciation Expense Recognized

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenues	1,061,367	435,993	305,688
Research and development	26,669	17,761	15,812
Sales and marketing	15,231	38,651	17,871
General and administrative	3,623,378	6,059,663	7,287,449
Total depreciation expense	4,726,645	6,552,068	7,626,820